(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Annual Report
May 31, 2002


Mercury
U.S. Small Cap
Growth Fund


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Mercury U.S. Small Cap Growth Fund
of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


SECTOR REPRESENTATION

As a Percentage of Net Assets as of May 31, 2002


                                    Percent of
Industries                          Net Assets

Autos-Transportation                    2.8%
Technology                             13.2
Health Care                            21.2
Cash Equivalents                        2.7
Financial Services                     14.9
Consumer Discretionary                 17.0
Producer Durables                      15.5
Materials & Processing                  4.3
Energy                                  4.2
Consumer Staples                        4.2


AS OF MAY 31, 2002

Ten Largest Equity                  Percent of
Holdings                            Net Assets

Fred's, Inc.                            2.3%
Sonic Corp.                             2.2
Harman International Industries,
Incorporated                            2.0
Stericycle, Inc.                        1.9
Investors Financial Services            1.8
Whole Foods Market, Inc.                1.5
Axcan Pharma Inc.                       1.5
Integrated Circuit Systems, Inc.        1.5
Waste Connections, Inc.                 1.5
RenaissanceRe Holdings Ltd.             1.4



                                    Percent of
Five Largest Industries             Net Assets

Retail                                  8.1%
Drugs & Pharmaceuticals                 7.4
Medical & Dental Instruments &
Supplies                                5.6
Computer Services, Software &
Systems                                 5.0
Banks                                   4.0



May 31, 2002, Mercury U.S. Small Cap Growth Fund



DEAR SHAREHOLDER


Investment Environment
We are pleased to provide you with this annual report to shareholders. During the 12-month period ended May 31, 2002, the investment environment remained challenging. US economic activity evolved from slow growth to recession and back to expansion. Consumer spending, which represents about two-thirds of economic activity, grew steadily throughout the period as unemployment remained low and tax cuts provided extra spending power. Corporations, on the other hand, struggled with weak demand trends and a profit recession. They responded to declining profits with cost-reduction programs including employee cutbacks and sharply lower capital spending. The telecommunications and technology sectors, which had been the stars of the economic boom of the 1990s, endured the brunt of these cutbacks. Interest rates declined to 40-year lows during the period as the Federal Reserve Board reduced interest rates in order to stimulate economic activity.

In addition to uneven economic trends, investors had to contend with other significant challenges during the period. The tragic terrorist attacks of September 11, 2001 introduced a whole new dimension of risk to our lives, our economy and our markets. The collapse of Enron Corporation and revelations of questionable accounting at other companies also complicated matters by eroding confidence in financial reports and corporate executives.


Fiscal Year in Review
Considering all that has transpired, it is not surprising that equity market averages posted negative returns for the past year. Stocks declined because of a combination of lower earnings and declining price-to-earnings ratios. For the 12-month period ended May 31, 2002, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -9.41%, -9.62%, -10.37% and -10.38%, respectively, outperforming the unmanaged benchmark Russell 2000 Growth Index, which returned -15.82%. (Investment results shown do not include sales charges and would be lower if sales charges were included. Complete performance information can be found on pages
6 - 9 of this report to shareholders.) The Fund also outperformed the broader market as represented by the unmanaged Standard & Poor's 500 Index, which had a total return of -13.85% for the same 12-month period. In general, small company stocks outperformed large company stocks, and value stocks outperformed growth stocks during the period.

While absolute performance in the markets was difficult during the past year, we were able to successfully gain relative performance compared to our benchmark. The Fund's outperformance was driven by a combination of favorable sector positioning and successful stock selection. Our sector strategies were generally defensive throughout the period with underweight positions in technology and telecommunications and overweight positions in consumer-related industries and financial services. These strategies were proven correct since the technology and telecommunications sectors each declined by more than 35% while the consumer and financial sectors posted positive returns for the 12-month period ended May 31, 2002. Our stock selection enhanced returns, especially in the consumer, financial services and materials sectors.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


The largest positive contributors to performance relative to the benchmark during the last 12 months included Fred's, Inc. (discount retailer), Whole Foods Market, Inc. (natural foods supermarkets), Ball Corporation (packaging), Stericycle Inc. (medical waste disposal), Sonic Corp. (restaurant chain) and Harman International Industries, Incorporated (consumer electronics).


Investment Outlook
The resumption of economic growth clearly has positive implications for the equity market and for smaller company shares in particular. However, the market continues to be hampered by frustration with the pace of earnings recovery, worries about the quality of corporate earnings and valuations that remain high by historical standards. As a result of these considerations, our portfolio strategy continues to be somewhat defensive.

Our investment process will continue to emphasize the identification of leading companies in exciting growth segments of the economy that we believe possess strong management and sustainable competitive advantages. By investing in these companies early in their life cycles, we look to participate in the stock price performance that accompanies extended periods of above average earnings growth.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


In Conclusion
We thank you for your continued interest in Mercury U.S. Small Cap Growth Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Ronald J. Zibelli Jr.)
Ronald J. Zibelli Jr.
Portfolio Manager



July 8, 2002



May 31, 2002, Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


FUND PERFORMANCE DATA (CONTINUED)


RECENT PERFORMANCE RESULTS*

                          6-Month         12-Month      Since Inception
As of May 31, 2002      Total Return    Total Return      Total Return

Class I                     -4.46%         - 9.41%           +6.40%
Class A                     -4.58          - 9.62            +5.70
Class B                     -4.94          -10.37            +3.59
Class C                     -5.05          -10.38            +3.53


*Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/29/99.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


FUND PERFORMANCE DATA (CONTINUED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT

A line graph illustrating the growth of a $10,000 investment in Mercury U.S. Small Cap Growth Fund++ Class I and Class A Shares* compared to a similar investment in Russell 2000 Growth Index++++. Values illustrated are as follows :

Mercury U.S. Small Cap Growth Fund++
Class I Shares*

Date                       Value

10/29/1999**             $ 9,475.00
May 2000                 $12,450.00
May 2001                 $11,128.00
May 2002                 $10,081.00


Mercury U.S. Small Cap Growth Fund++
Class A Shares*

Date                       Value

10/29/1999**             $ 9,475.00
May 2000                 $12,431.00
May 2001                 $11,081.00
May 2002                 $10,015.00


Russell 2000 Growth Index++++

Date                       Value

10/29/1999**             $10,000.00
May 2000                 $11,660.00
May 2001                 $ 9,825.00
May 2002                 $ 8,271.00



A line graph illustrating the growth of a $10,000 investment in Mercury U.S. Small Cap Growth Fund++ Class B and Class C Shares* compared to a similar investment in Russell 2000 Growth Index++++. Values illustrated are as follows :

Mercury U.S. Small Cap Growth Fund++
Class B Shares*

Date                       Value

10/29/1999**             $10,000.00
May 2000                 $13,060.00
May 2001                 $11,558.00
May 2002                 $10,088.00


Mercury U.S. Small Cap Growth Fund++
Class C Shares*

Date                       Value

10/29/1999**             $10,000.00
May 2000                 $13,060.00
May 2001                 $11,553.00
May 2002                 $10,354.00


Russell 2000 Growth Index++++

Date                       Value

10/29/1999**             $10,000.00
May 2000                 $11,660.00
May 2001                 $ 9,825.00
May 2002                 $ 8,271.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests all of its assets in Mercury Master U.S. Small Cap Growth Portfolio of Mercury Master Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that Fund management believes are undervalued or have good prospects for earnings growth. ++++This unmanaged Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Past performance is not indicative of future results.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 3/31/02                    +11.17%         +5.33%
Inception (10/29/99) through 3/31/02      + 6.54          +4.19

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 3/31/02                    +10.99%         +5.17%
Inception (10/29/99) through 3/31/02      + 6.27          +3.93

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 3/31/02                    +10.12%         +6.12%
Inception (10/29/99) through 3/31/02      + 5.45          +4.29

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 3/31/02                    +10.12%         +9.12%
Inception (10/29/99) through 3/31/02      + 5.48          +5.48

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND
LIABILITIES


As of May 31, 2002

MERCURY U.S. SMALL CAP GROWTH FUND
Assets:
Investment in Mercury Master U.S. Small Cap Growth Portfolio, at value
  (identified cost--$212,268,892)                                                           $ 241,135,105
Prepaid registration fees                                                                          49,712
                                                                                            -------------
Total assets                                                                                  241,184,817
                                                                                            -------------

Liabilities:
Payables:
  Distributor                                                              $     129,342
  Administrator                                                                   37,823          167,165
                                                                           -------------
Accrued expenses                                                                                  143,764
                                                                                            -------------
Total liabilities                                                                                 310,929
                                                                                            -------------

Net Assets:
Net assets                                                                                  $ 240,873,888
                                                                                            =============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                                             $         514
Class A Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                                                       622
Class B Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                                                       903
Class C Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                                                       496
Paid-in capital in excess of par                                                              298,575,627
Accumulated realized capital losses on investments
  from the Portfolio--net                                                  $(86,570,487)
Unrealized appreciation on investments from
  the Portfolio--net                                                          28,866,213
                                                                           -------------
Total accumulated losses--net                                                                (57,704,274)
                                                                                            -------------
Net assets                                                                                  $ 240,873,888
                                                                                            =============

Net Asset Value:
Class I--Based on net assets of $49,497,292 and
  5,140,476 shares outstanding                                                              $        9.63
                                                                                            =============
Class A--Based on net assets of $59,573,837 and
  6,219,153 shares outstanding                                                              $        9.58
                                                                                            =============
Class B--Based on net assets of $85,096,172 and
  9,033,558 shares outstanding                                                              $        9.42
                                                                                            =============
Class C--Based on net assets of $46,706,587 and
  4,962,005 shares outstanding                                                              $        9.41
                                                                                            =============

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENT OF OPERATIONS


For the Year Ended May 31, 2002

MERCURY U.S. SMALL CAP GROWTH FUND
Investment Loss from the Portfolio--Net:
Net investment income allocated from the Portfolio:
  Dividends                                                                                 $     526,346
  Interest                                                                                        233,452
  Securities lending--net                                                                          17,220
  Expenses                                                                                    (1,984,068)
                                                                                            -------------
Net investment loss from the Portfolio                                                        (1,207,050)
                                                                                            -------------

Expenses:
Account maintenance and distribution fees--Class B                         $   1,007,664
Account maintenance and distribution fees--Class C                               561,763
Administration fees                                                              490,555
Transfer agent fees--Class B                                                     180,955
Account maintenance fees--Class A                                                126,006
Registration fees                                                                110,080
Transfer agent fees--Class C                                                     107,524
Printing and shareholder reports                                                  97,353
Transfer agent fees--Class A                                                      79,968
Transfer agent fees--Class I                                                      60,265
Professional fees                                                                 59,238
Other                                                                              8,374
                                                                           -------------
Total expenses                                                                                  2,889,745
                                                                                            -------------
Investment loss--net                                                                          (4,096,795)
                                                                                            -------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:
Realized loss on investments from the Portfolio--net                                         (36,494,711)
Change in unrealized appreciation on investments from the Portfolio--net                       12,158,303
                                                                                            -------------
Total realized and unrealized loss from the Portfolio--net                                   (24,336,408)
                                                                                            -------------
Net Decrease in Net Assets Resulting from Operations                                        $(28,433,203)
                                                                                            =============

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY U.S. SMALL CAP GROWTH FUND
                                                                              For the Year Ended May 31,
Increase (Decrease) in Net Assets:                                              2002             2001
Operations:
Investment loss--net                                                       $ (4,096,795)    $ (4,305,815)
Realized loss on investments from the Portfolio--net                        (36,494,711)     (47,991,523)
Change in unrealized appreciation/depreciation on
  investments from the Portfolio--net                                         12,158,303       16,842,916
                                                                           -------------    -------------
Net decrease in net assets resulting from operations                        (28,433,203)     (35,454,422)
                                                                           -------------    -------------

Distributions to Shareholders:
In excess of realized gain on investments from the
Portfolio--net:
  Class I                                                                             --      (3,046,388)
  Class A                                                                             --      (2,983,617)
  Class B                                                                             --     (13,212,085)
  Class C                                                                             --      (7,458,682)
                                                                           -------------    -------------
Net decrease in net assets resulting from distributions
  to shareholders                                                                     --     (26,700,772)
                                                                           -------------    -------------

Capital Share Transactions:
Net increase in net assets derived from capital share
  transactions                                                                38,014,124       38,256,988
                                                                           -------------    -------------

Net Assets:
Total increase (decrease) in net assets                                        9,580,921     (23,898,206)
Beginning of year                                                            231,292,967      255,191,173
                                                                           -------------    -------------
End of year                                                                $ 240,873,888    $ 231,292,967
                                                                           =============    =============

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                   Class I
                                                                                               For the
                                                                                                Period
                                                                                               Oct. 29,
                                                                            For the           1999++ to
                                                                       Year Ended May 31,      May 31,
Increase (Decrease) in Net Asset Value:                                 2002         2001        2000
Per Share Operating Performance:
Net asset value, beginning of period                                $    10.63   $    13.14    $    10.00
                                                                    ----------   ----------    ----------
Investment loss--net                                                (.10)+++++   (.09)+++++         (.04)
Realized and unrealized gain (loss) on investments from
  the Portfolio--net                                                     (.90)       (1.04)          3.18
                                                                    ----------   ----------    ----------
Total from investment operations                                        (1.00)       (1.13)          3.14
                                                                    ----------   ----------    ----------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                                   --       (1.38)            --
                                                                    ----------   ----------    ----------
Net asset value, end of period                                      $     9.63   $    10.63    $    13.14
                                                                    ==========   ==========    ==========

Total Investment Return:**
Based on net asset value per share                                     (9.41%)     (10.62%)     31.40%+++
                                                                    ==========   ==========    ==========

Ratios to Average Net Assets:
Expenses++++                                                             1.29%        1.20%        1.23%*
                                                                    ==========   ==========    ==========
Investment loss--net                                                    (.97%)       (.74%)       (.63%)*
                                                                    ==========   ==========    ==========

Supplemental Data:
Net assets, end of period (in thousands)                            $   49,497   $   28,301    $   27,417
                                                                    ==========   ==========    ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                   Class A
                                                                                               For the
                                                                                                Period
                                                                                               Oct. 29,
                                                                            For the           1999++ to
                                                                       Year Ended May 31,      May 31,
Increase (Decrease) in Net Asset Value:                                 2002         2001        2000
Per Share Operating Performance:
Net asset value, beginning of period                                $    10.60   $    13.12    $    10.00
                                                                    ----------   ----------    ----------
Investment loss--net                                                (.13)+++++   (.12)+++++         (.07)
Realized and unrealized gain (loss) on investments from
  the Portfolio--net                                                     (.89)       (1.04)          3.19
                                                                    ----------   ----------    ----------
Total from investment operations                                        (1.02)       (1.16)          3.12
                                                                    ----------   ----------    ----------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                                   --       (1.36)            --
                                                                    ----------   ----------    ----------
Net asset value, end of period                                      $     9.58   $    10.60    $    13.12
                                                                    ==========   ==========    ==========

Total Investment Return:**
Based on net asset value per share                                     (9.62%)     (10.86%)     31.20%+++
                                                                    ==========   ==========    ==========

Ratios to Average Net Assets:
Expenses++++                                                             1.54%        1.45%        1.49%*
                                                                    ==========   ==========    ==========
Investment loss--net                                                   (1.22%)       (.99%)       (.83%)*
                                                                    ==========   ==========    ==========

Supplemental Data:
Net assets, end of period (in thousands)                            $   59,574   $   23,095    $   28,396
                                                                    ==========   ==========    ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                   Class B
                                                                                               For the
                                                                                                Period
                                                                                               Oct. 29,
                                                                            For the           1999++ to
                                                                       Year Ended May 31,      May 31,
Increase (Decrease) in Net Asset Value:                                 2002         2001        2000
Per Share Operating Performance:
Net asset value, beginning of period                                $    10.51   $    13.06    $    10.00
                                                                    ----------   ----------    ----------
Investment loss--net                                                (.20)+++++   (.22)+++++         (.12)
Realized and unrealized gain (loss) on investments from
  the Portfolio--net                                                     (.89)       (1.02)          3.18
                                                                    ----------   ----------    ----------
Total from investment operations                                        (1.09)       (1.24)          3.06
                                                                    ----------   ----------    ----------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                                   --       (1.31)            --
                                                                    ----------   ----------    ----------
Net asset value, end of period                                      $     9.42   $    10.51    $    13.06
                                                                    ==========   ==========    ==========

Total Investment Return:**
Based on net asset value per share                                    (10.37%)     (11.50%)     30.60%+++
                                                                    ==========   ==========    ==========

Ratios to Average Net Assets:
Expenses++++                                                             2.30%        2.22%        2.25%*
                                                                    ==========   ==========    ==========
Investment loss--net                                                   (1.98%)      (1.76%)      (1.62%)*
                                                                    ==========   ==========    ==========

Supplemental Data:
Net assets, end of period (in thousands)                            $   85,096   $  115,296    $  128,607
                                                                    ==========   ==========    ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                   Class C
                                                                                               For the
                                                                                                Period
                                                                                               Oct. 29,
                                                                            For the           1999++ to
                                                                       Year Ended May 31,      May 31,
Increase (Decrease) in Net Asset Value:                                 2002         2001        2000
Per Share Operating Performance:
Net asset value, beginning of period                                $    10.50   $    13.06    $    10.00
                                                                    ----------   ----------    ----------
Investment loss--net                                                (.20)+++++   (.22)+++++         (.11)
Realized and unrealized gain (loss) on investments from
  the Portfolio--net                                                     (.89)       (1.03)          3.17
                                                                    ----------   ----------    ----------
Total from investment operations                                        (1.09)       (1.25)          3.06
                                                                    ----------   ----------    ----------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                                   --       (1.31)            --
                                                                    ----------   ----------    ----------
Net asset value, end of period                                      $     9.41   $    10.50    $    13.06
                                                                    ==========   ==========    ==========

Total Investment Return:**
Based on net asset value per share                                    (10.38%)     (11.54%)     30.60%+++
                                                                    ==========   ==========    ==========

Ratios to Average Net Assets:
Expenses++++                                                             2.31%        2.23%        2.25%*
                                                                    ==========   ==========    ==========
Investment loss--net                                                   (1.99%)      (1.77%)      (1.64%)*
                                                                    ==========   ==========    ==========

Supplemental Data:
Net assets, end of period (in thousands)                            $   46,707   $   64,601    $   70,771
                                                                    ==========   ==========    ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS


MERCURY U.S. SMALL CAP GROWTH FUND

1. Significant Accounting Policies:
Mercury U.S. Small Cap Growth Fund (the "Fund") is a part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Portfolio owned by the Fund at May 31, 2002 was approximately 100%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which is included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $4,096,795 have been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.


2. Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                 Account         Distribution
                             Maintenance Fee         Fee

Class A                          .25%                 --
Class B                          .25%               .75%
Class C                          .25%               .75%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the year ended May 31, 2002, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:


                                    FAMD           MLPF&S

Class I                            $  36          $   781
Class A                            $ 572          $11,112


For the year ended May 31, 2002, MLPF&S received contingent deferred sales charges of $545,569 and $9,849 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $0.18 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Portfolio for the year ended May 31, 2002 were $55,452,592 and $20,232,017, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $38,014,124 and $38,256,988 for the years ended May 31, 2002 and
May 31, 2001, respectively.

Transactions in capital shares for each class were as follows:



Class I Shares for the Year
Ended May 31, 2002                      Shares        Dollar Amount

Shares sold                            3,927,609      $  40,003,015
Shares redeemed                      (1,448,581)       (14,842,749)
                                   -------------      -------------
Net increase                           2,479,028      $  25,160,266
                                   =============      =============



Class I Shares for the Year
Ended May 31, 2001                      Shares        Dollar Amount

Shares sold                            1,311,350      $  16,102,138
Shares issued to shareholders in
reinvestment of distributions            199,933          2,635,122
                                   -------------      -------------
Total issued                           1,511,283         18,737,260
Shares redeemed                        (936,822)       (10,944,735)
                                   -------------      -------------
Net increase                             574,461      $   7,792,525
                                   =============      =============



MAY 31, 2002, MERCURY U.S. SMALL CAP GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Class A Shares for the Year
Ended May 31, 2002                      Shares        Dollar Amount

Shares sold                            5,705,026      $  60,509,956
Shares redeemed                      (1,663,786)       (16,755,810)
                                   -------------      -------------
Net increase                           4,041,240      $  43,754,146
                                   =============      =============



Class A Shares for the Year
Ended May 31, 2001                      Shares        Dollar Amount

Shares sold                              449,841      $   5,849,425
Shares issued to shareholders in
reinvestment of distributions            200,675          2,642,894
                                   -------------      -------------
Total issued                             650,516          8,492,319
Shares redeemed                        (637,694)        (7,614,070)
                                   -------------      -------------
Net increase                              12,822      $     878,249
                                   =============      =============



Class B Shares for the Year
Ended May 31, 2002                      Shares        Dollar Amount

Shares sold                              764,083      $   7,708,015
Shares redeemed                      (2,699,783)       (26,829,444)
                                   -------------      -------------
Net decrease                         (1,935,700)      $(19,121,429)
                                   =============      =============



Class B Shares for the Year
Ended May 31, 2001                      Shares        Dollar Amount

Shares sold                            2,424,883      $  32,107,547
Shares issued to shareholders in
reinvestment of distributions            855,526         11,241,620
                                   -------------      -------------
Total issued                           3,280,409         43,349,167
Shares redeemed                      (2,161,296)       (25,759,693)
                                   -------------      -------------
Net increase                           1,119,113      $  17,589,474
                                   =============      =============



Class C Shares for the Year
Ended May 31, 2002                      Shares        Dollar Amount

Shares sold                              744,257      $   7,475,473
Shares redeemed                      (1,932,310)       (19,254,332)
                                   -------------      -------------
Net decrease                         (1,188,053)      $(11,778,859)
                                   =============      =============



MAY 31, 2002, MERCURY U.S. SMALL CAP GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)



Class C Shares for the Year
Ended May 31, 2001                      Shares        Dollar Amount

Shares sold                            1,711,310      $  22,244,559
Shares issued to shareholders in
reinvestment of distributions            524,006          6,880,198
                                   -------------      -------------
Total issued                           2,235,316         29,124,757
Shares redeemed                      (1,505,798)       (17,128,017)
                                   -------------      -------------
Net increase                             729,518      $  11,996,740
                                   =============      =============


5. Distribution to Shareholders:
The tax character of distributions paid during the fiscal years ended May 31, 2002 and May 31, 2001 was as follows:



                                      5/31/2002        5/31/2001

Distributions paid from:
  Ordinary income                  $          --      $  26,629,657
  Net long-term capital gains                 --             71,115
                                   -------------      -------------
Total taxable distributions        $          --      $  26,700,772
                                   =============      =============


On May 31, 2002, the components of accumulated losses on a tax basis were as follows:


Undistributed ordinary income--net                    $          --
Undistributed long-term capital gains--net                       --
                                                      -------------
Total undistributed earnings--net                                --
Capital loss carryforward                             (70,283,370)*
Unrealized gains--net                                  12,579,096**
                                                      -------------
Total accumulated losses--net                         $(57,704,274)
                                                      =============


*On May 31, 2002, the Fund had a net capital loss carryforward of approximately $70,283,370, of which $10,850,801 expires in 2009 and $59,432,569 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
**The difference between book-basis and tax-basis net unrealized gains is attributable primarily to distributions applicable to 2002 for tax purposes, the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.



MAY 31, 2002, MERCURY U.S. SMALL CAP GROWTH FUND


INDEPENDENT AUDITORS' REPORT


MERCURY U.S. SMALL CAP GROWTH FUND

The Board of Directors and Shareholders,
Mercury U.S. Small Cap Growth Fund
(One of the Series constituting Mercury Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury U.S. Small Cap Growth Fund as of May 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury U.S. Small Cap Growth Fund as of May 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
July 12, 2002



May 31, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                                       In US Dollars
                      Shares                                                                   Percent of
Industries             Held                  Common Stocks                             Value   Net Assets
Auto Trucks &         64,400  ++Gentex Corporation                                  $  1,991,248     0.8%
Parts

Banks                 48,900  Commerce Bancorp, Inc.                                   2,354,046      1.0
                      56,100  Investors Financial Services                             4,334,286      1.8
                      74,100  UCBH Holdings, Inc.                                      2,908,425      1.2
                                                                                    ------------    -----
                                                                                       9,596,757      4.0

Biotechnology         32,200  ++Cephalon, Inc.                                         1,725,276      0.7
Research &           149,400  ++Integra LifeSciences Holdings                          2,850,552      1.2
Production            91,900  ++Martek Biosciences Corporation                         2,228,575      0.9
                                                                                    ------------    -----
                                                                                       6,804,403      2.8

Casinos &            143,300  ++Station Casinos, Inc.                                  2,385,945      1.0
Gambling

Chemicals             24,200  ++Cabot Microelectronics Corporation                     1,180,476      0.5

Communications       117,500  ++Entravision Communications
& Media                       Corporation (Class A)                                    1,842,400      0.8

Communications       105,400  ++Avocent Corporation                                    2,382,040      1.0
Technology           125,800  ++Secure Computing Corporation                           1,363,672      0.6
                      94,400  ++WebEx Communications, Inc.                             1,316,880      0.5
                                                                                    ------------    -----
                                                                                       5,062,592      2.1

Computer               4,400  ++Anteon International Corporation                         101,200      0.0
Services,            100,300  ++Documentum, Inc.                                       1,303,900      0.6
Software &            15,600  ++JDA Software Group, Inc.                                 412,932      0.2
Systems               63,700  ++National Instruments Corporation                       2,254,343      0.9
                      74,457  ++NetIQ Corporation                                      1,721,446      0.7
                      82,500  ++PEC Solutions, Inc.                                    2,192,850      0.9
                      19,700  ++Precise Software Solutions Ltd.                          245,265      0.1
                      10,100  ++SRA International, Inc. (Class A)                        233,310      0.1
                     114,300  ++Tier Technologies, Inc. (Class B)                      1,906,524      0.8
                     273,800  ++Vastera, Inc.                                          1,661,966      0.7
                                                                                    ------------    -----
                                                                                      12,033,736      5.0

Computer             215,000  ++Concurrent Computer Corporation                        1,358,800      0.5
Technology            21,800  ++NetScreen Technologies, Inc.                             209,062      0.1
                     138,500  ++Perot Systems Corporation (Class A)                    2,548,400      1.1
                                                                                    ------------    -----
                                                                                       4,116,262      1.7


May 31, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       In US Dollars
                      Shares                                                                   Percent of
Industries             Held                  Common Stocks                             Value   Net Assets
Consumer              85,400  Harman International Industries,
Electronics                   Incorporated                                          $  4,722,620     2.0%
                      85,500  ++THQ Inc.                                               2,736,000      1.1
                                                                                    ------------    -----
                                                                                       7,458,620      3.1

Consumer              41,700  Snap-On Incorporated                                     1,317,720      0.5
Products

Diversified           81,600  ++The BISYS Group, Inc.                                  2,837,232      1.2
Financial
Services

Diversified           55,600  Ball Corporation                                         2,311,848      0.9
Materials &           91,400  CLARCOR Inc.                                             2,810,550      1.2
Processing           116,200  ++FMC Technologies, Inc.                                 2,608,690      1.1
                                                                                    ------------    -----
                                                                                       7,731,088      3.2

Drug & Grocery        56,400  ++Duane Reade Inc.                                       1,858,380      0.8
Store Chains          71,800  ++Whole Foods Market, Inc.                               3,671,852      1.5
                                                                                    ------------    -----
                                                                                       5,530,232      2.3

Drugs &              104,300  ++American Pharmaceutical Partners,
Pharmaceuticals               Inc.                                                     1,324,610      0.5
                     236,200  ++Axcan Pharma Inc.                                      3,561,896      1.5
                     131,500  ++BioMarin Pharmaceutical Inc.                             762,700      0.3
                     160,300  ++The Medicines Company                                  1,447,509      0.6
                     115,650  ++Priority Healthcare Corporation
                              (Class B)                                                2,931,728      1.2
                     198,500  ++SICOR Inc.                                             3,261,355      1.4
                      98,500  ++SangStat Medical Corporation                           2,163,060      0.9
                      83,600  ++Taro Pharmaceutical Industries Ltd.                    2,355,012      1.0
                                                                                    ------------    -----
                                                                                      17,807,870      7.4

Education             55,800  ++Career Education Corporation                           2,437,344      1.0
Services              56,800  ++Education Management Corporation                       2,356,632      1.0
                                                                                    ------------    -----
                                                                                       4,793,976      2.0

Electronics           57,900  ++FLIR Systems, Inc.                                     2,558,022      1.1

Electronics--         72,700  ++Affymetrix, Inc.                                       1,743,346      0.7
Medical              157,800  ++Endocare, Inc.                                         2,305,458      1.0
Systems              126,100  ++Therasense, Inc.                                       2,262,234      0.9
                                                                                    ------------    -----
                                                                                       6,311,038      2.6


May 31, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       In US Dollars
                      Shares                                                                   Percent of
Industries             Held                  Common Stocks                             Value   Net Assets
Electronics--        109,300  ++02Micro International Limited                       $  1,541,130     0.6%
Semiconductors/      184,800  ++ChipPAC, Inc.                                          1,602,216      0.7
Components           169,000  ++Integrated Circuit Systems, Inc.                       3,523,650      1.5
                      56,600  ++Intersil Holding Corporation                           1,360,664      0.5
                                                                                    ------------    -----
                                                                                       8,027,660      3.3

Entertainment        120,200  ++Alliance Gaming Corporation                            1,569,812      0.7

Financial Data        89,800  Global Payments Inc.                                     3,259,740      1.4
Processing            99,600  NDCHealth Corporation                                    3,214,092      1.3
Services &                                                                          ------------    -----
Systems                                                                                6,473,832      2.7

Foods                 43,000  Dreyer's Grand Ice Cream, Inc.                           1,888,990      0.8
                      74,000  ++Performance Food Group Company                         2,777,960      1.1
                                                                                    ------------    -----
                                                                                       4,666,950      1.9

Glass                 95,000  ++Applied Films Corporation                              1,539,000      0.6

Health Care           62,300  ++Renal Care Group, Inc.                                 2,100,133      0.9
Facilities

Health Care           66,100  ++Stericycle, Inc.                                       4,545,036      1.9
Services

Homebuilding          90,900  D.R. Horton, Inc.                                        2,228,868      0.9

Identification        68,300  IDEX Corporation                                         2,588,570      1.1
Control & Filter
Devices

Insurance--Life      220,500  ++Universal American Financial Corp.                     1,578,780      0.7

Insurance--           65,600  Arthur J. Gallagher & Co.                                2,312,400      1.0
Multi-Line

Insurance--           93,900  RenaissanceRe Holdings Ltd.                              3,474,300      1.4
Property &
Casualty

Investment            19,600  ++Affiliated Managers Group, Inc.                        1,360,240      0.6
Management
Companies

Machinery--           30,600  ++Actuant Corporation (Class A)                          1,220,940      0.5
Industrial/Specialty



May 31, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       In US Dollars
                      Shares                                                                   Percent of
Industries             Held                  Common Stocks                             Value   Net Assets
Medical & Dental      82,400  ++Advanced Neuromodulation                            $  2,627,736     1.1%
Instruments &                 Systems, Inc.
Supplies              73,400  ++American Medical Systems                               1,688,200      0.7
                              Holdings, Inc.
                      43,900  ++CryoLife, Inc.                                         1,272,222      0.5
                     131,715  ++Cytyc Corporation                                      2,145,637      0.9
                      61,000  ++Henry Schein, Inc.                                     3,024,380      1.3
                     147,600  ++Kyphon Inc.                                            2,748,312      1.1
                                                                                    ------------    -----
                                                                                      13,506,487      5.6

Miscellaneous         95,800  ++Symyx Technologies                                     1,555,792      0.6
Materials &
Commodities

Oil--Crude            34,000  ++Evergreen Resources, Inc.                              1,519,800      0.6
Producers             76,300  ++Spinnaker Exploration Company                          2,920,764      1.2
                                                                                    ------------    -----
                                                                                       4,440,564      1.8

Producer             154,100  ++MSC Industrial Direct Co., Inc.
Durable--Retail               (Class A)                                                2,866,260      1.2

Production            64,900  ++Cymer, Inc.                                            2,803,680      1.2
Technology            60,400  ++Photon Dynamics, Inc.                                  2,437,140      1.0
Equipment             62,800  ++Rudolph Technologies, Inc.                             1,457,588      0.6
                                                                                    ------------    -----
                                                                                       6,698,408      2.8

Publishing--         105,600  ++Information Holdings Inc.                              2,972,640      1.2
Miscellaneous

Radio & TV           136,300  ++ValueVision International, Inc.
Broadcasters                  (Class A)                                                2,944,080      1.2

Refining &           121,800  ++Premcor Inc.                                           3,276,420      1.4
Marketing

Restaurants           50,800  ++Outback Steakhouse, Inc.                               2,013,204      0.8
                     183,075  ++Sonic Corp.                                            5,206,653      2.2
                                                                                    ------------    -----
                                                                                       7,219,857      3.0

Retail               165,250  Fred's, Inc.                                             5,649,897      2.3
                     135,700  ++GameStop Corporation                                   3,282,583      1.4
                      34,808  ++Gart Sports Company                                    1,087,402      0.5
                     205,600  ++The Gymboree Corporation                               3,371,840      1.4
                     127,050  ++Hot Topic, Inc.                                        3,252,480      1.3
                      35,000  ++O'Reilly Automotive, Inc.                              1,124,550      0.5
                      82,700  ++Ticketmaster Online-CitySearch, Inc.
                              (Class B)                                                1,768,953      0.7
                                                                                    ------------    -----
                                                                                      19,537,705      8.1


May 31, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                       In US Dollars
                      Shares                                                                   Percent of
Industries             Held                  Common Stocks                             Value   Net Assets
Savings & Loan       168,400  ++Net.B@nk, Inc.                                      $  2,236,352     0.9%
                      87,529  New York Community Bancorp, Inc.                         2,485,824      1.0
                                                                                    ------------    -----
                                                                                       4,722,176      1.9

Securities            72,700  Jefferies Group, Inc.                                    3,419,808      1.4
Brokerage
& Services

Services--            42,200  ++ChoicePoint Inc.                                       2,515,542      1.0
Commercial            43,150  ++FTI Consulting, Inc.                                   1,319,958      0.5
                      47,600  ++Resources Connection, Inc.                             1,215,704      0.5
                     102,900  ++Waste Connections, Inc.                                3,494,484      1.5
                                                                                    ------------    -----
                                                                                       8,545,688      3.5

Telecommunications    71,700  ++C-COR.net Corp.                                          627,375      0.3
Equipment

Transportation--      58,600  Tidewater Inc.                                           2,387,950      1.0
Miscellaneous

Truckers              78,000  ++Forward Air Corporation                                2,472,600      1.0
                      63,075  ++Heartland Express, Inc.                                1,292,407      0.6
                      32,200  Roadway Express, Inc.                                    1,031,044      0.4
                                                                                    ------------    -----
                                                                                       4,796,051      2.0

                              Total Common Stocks
                              (Cost--$205,697,155)                                   234,563,399     97.3



                       Face
                      Amount             Short-Term Securities
Commercial        $5,587,000  General Motors Acceptance Corp.,
Paper*                        1.91% due 6/03/2002                                      5,586,407      2.3

                              Total Short-Term Securities
                              (Cost--$5,586,407)                                       5,586,407      2.3

                              Total Investments
                              (Cost--$211,283,562)                                   240,149,806     99.6
                              Other Assets Less Liabilities                              985,407      0.4
                                                                                    ------------   ------
                              Net Assets                                            $241,135,213   100.0%
                                                                                    ============   ======


*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
++Non-income producing security.

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND
LIABILITIES


As of May 31, 2002

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Assets:
Investments, at value (including securities loaned of
  $28,432,023) (identified cost--$211,283,562)                                               $240,149,806
Investments held as collateral for loaned securities, at value                                 29,845,100
Cash                                                                                                  937
Receivables:
  Securities sold                                                           $  2,082,303
  Contributions                                                                  280,564
  Dividends                                                                       25,214
  Loaned securities                                                                8,310        2,396,391
                                                                            ------------
Prepaid expenses                                                                                      621
                                                                                             ------------
Total assets                                                                                  272,392,855
                                                                                             ------------

Liabilities:
Collateral on securities loaned, at value                                                      29,845,100
Payables:
  Withdrawals                                                                    720,349
  Securities purchased                                                           514,971
  Investment adviser                                                             132,470        1,367,790
                                                                            ------------
Accrued expenses                                                                                   44,752
                                                                                             ------------
Total liabilities                                                                              31,257,642
                                                                                             ------------

Net Assets:
Net assets                                                                                   $241,135,213
                                                                                             ============

Net Assets Consist of:
Investors' capital                                                                           $212,268,969
Unrealized appreciation on investments                                                         28,866,244
                                                                                             ------------
Net assets                                                                                   $241,135,213
                                                                                             ============

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENT OF OPERATIONS


For the Year Ended May 31, 2002

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Investment Income:
Dividends                                                                                   $     526,347
Interest                                                                                          233,452
Securities lending--net                                                                            17,220
                                                                                            -------------
Total income                                                                                      777,019
                                                                                            -------------

Expenses:
Investment advisory fees                                                   $   1,717,669
Accounting services                                                              128,672
Professional fees                                                                 59,444
Custodian fees                                                                    38,374
Trustees' fees and expenses                                                       27,630
Printing and shareholder reports                                                   3,278
Pricing fees                                                                         316
Other                                                                              8,686
                                                                           -------------
Total expenses                                                                                  1,984,069
                                                                                            -------------
Investment loss--net                                                                          (1,207,050)
                                                                                            -------------

Realized & Unrealized Gain (Loss) on Investments--Net:
Realized loss from investments--net                                                          (36,494,728)
Change in unrealized appreciation on investments--net                                          12,158,309
                                                                                            -------------
Total realized and unrealized loss on investments--net                                       (24,336,419)
                                                                                            -------------
Net Decrease in Net Assets Resulting from Operations                                        $(25,543,469)
                                                                                            =============

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

                                                                             For the Year Ended May 31,
Increase (Decrease) in Net Assets:                                              2002             2001
Operations:
Investment loss--net                                                       $ (1,207,050)    $   (977,570)
Realized loss on investments--net                                           (36,494,728)     (47,991,547)
Change in unrealized appreciation/depreciation on
  investments--net                                                            12,158,309       16,842,928
                                                                           -------------    -------------
Net decrease in net assets resulting from operations                        (25,543,469)     (32,126,189)
                                                                           -------------    -------------

Capital Transactions:
Proceeds from contributions                                                  115,734,965       76,300,355
Fair value of withdrawals                                                   (80,514,390)     (68,167,365)
                                                                           -------------    -------------
Net increase in net assets derived from capital transactions                  35,220,575        8,132,990
                                                                           -------------    -------------

Net Assets:
Total increase (decrease) in net assets                                        9,677,106     (23,993,199)
Beginning of year                                                            231,458,107      255,451,306
                                                                           -------------    -------------
End of year                                                                $ 241,135,213    $ 231,458,107
                                                                           =============    =============

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

The following ratios have been derived from information provided in the financial statements.



                                                                                               For the
                                                                                                Period
                                                                                               Oct. 29,
                                                                                              1999++ to
                                                                 For the Year Ended May 31,    May 31,
                                                                    2002           2001          2000
Total Investment Return:                                            (8.80%)             --             --
                                                                ===========    ===========    ===========

Ratios to Average Net Assets:
Expenses                                                               .81%           .81%          .79%*
                                                                ===========    ===========    ===========
Investment loss--net                                                 (.49%)         (.36%)        (.17%)*
                                                                ===========    ===========    ===========

Supplemental Data:
Net assets, end of period (in thousands)                        $   241,135    $   231,458    $   255,451
                                                                ===========    ===========    ===========
Portfolio turnover                                                  102.99%        136.05%         76.81%
                                                                ===========    ===========    ===========

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.


May 31, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS


MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

1. Significant Accounting Policies:
Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor of the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity the Portfolio pays no income dividend, or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral increase. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Mercury Advisors with respect to the Portfolio, pursuant to which Mercury Advisors may provide investment advisory services with respect to the Portfolio's assets. FAM has agreed to pay Mercury Advisors a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that FAM actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of May 31, 2002, the Portfolio lent securities with a value of $7,660,200 to MLPF&S. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of May 31, 2002, cash collateral of $29,845,100 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended May 31, 2002, QA Advisors received $261 in securities lending agent fees.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


For the year ended May 31, 2002, the Portfolio reimbursed FAM
$14,204 for certain accounting services.

In addition, MLPF&S received $23,631 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended May 31, 2002.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2002 were $272,623,975 and $243,444,248, respectively.

Net realized losses for the year ended May 31, 2002 and net unrealized gains as of May 31, 2002 were as follows:



                                      Realized         Unrealized
                                       Losses            Gains

Long-term investments             $ (36,494,728)     $   28,866,244
                                  --------------     --------------
Total investments                 $ (36,494,728)     $   28,866,244
                                  ==============     ==============


As of May 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $27,658,656, of which $46,678,984 related to appreciated securities and $19,020,328 related to depreciated securities. At May 31, 2002, the aggregate cost of investments for Federal income tax purposes was $212,491,150.


4. Short-Term Borrowings:
The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the year ended May 31, 2002.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


INDEPENDENT AUDITORS' REPORT


MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

The Board of Trustees and Investors,
Mercury Master U.S. Small Cap Growth Portfolio
(One of the Series constituting Mercury Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master U.S. Small Cap Growth Portfolio, including the schedule of investments, as of May 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master U.S. Small Cap Growth Portfolio as of May 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
July 12, 2002



May 31, 2002, Mercury U.S. Small Cap Growth Fund


OFFICERS AND DIRECTORS

INTERESTED DIRECTOR

                                                                                              Number of
                                                                                            Portfolios in  Other
                          Position(s)  Length                                                Fund Complex  Directorships
                          Held         of Time                                               Overseen by   Held by
Name, Address & Age       with Fund    Served   Principal Occupation(s) During Past 5 Years    Director    Director
Terry K. Glenn*           President    1999 to  Chairman, Americas Region since 2001,         127 Funds    None
800 Scudders Mill Road    and          present  and Executive Vice President since 1983     184 Portfolios
Plainsboro, NJ 08536      Director              of Fund Asset Management, L.P. ("FAM")
Age: 61                                         and Merrill Lynch Investment Managers,
                                                L.P. ("MLIM"); President of Merrill Lynch
                                                Mutual Funds since 1999; President of FAM
                                                Distributors, Inc. ("FAMD") since 1986
                                                and Director thereof since 1991; Executive
                                                Vice President and Director of Princeton
                                                Services, Inc. ("Princeton Services") since
                                                1993; President of Princeton Administrators,
                                                L.P. since 1988; Director of Financial Data
                                                Services, Inc. since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors.




INDEPENDENT DIRECTORS

                                                                                              Number of
                                                                                            Portfolios in  Other
                          Position(s)  Length                                                Fund Complex  Directorships
                          Held         of Time                                               Overseen by   Held by
Name, Address & Age       with Fund    Served*  Principal Occupation(s) During Past 5 Years    Director    Director
David O. Beim             Director     1998 to  Professor of Finance and Economics             16 Funds    Outward
410 Uris Hall                          present  at the Columbia University Graduate          8 Portfolios  Bound USA
Columbia University                             School of Business since 1991.                             and Wave
New York, NY 10027                                                                                         Hill, Inc.
Age: 61


James T. Flynn            Director     1996 to  Retired.                                       16 Funds    None
340 East 72nd Street                   present                                               8 Portfolios
New York, NY 10021
Age: 62


W. Carl Kester            Director     1998 to  Industrial Bank of Japan Professor of          16 Funds    Adept Inc.
Harvard Business School                present  Finance, Senior Associate Dean and           8 Portfolios  and Security
Morgan Hall 393                                 Chairman of the MBA Program of Harvard                     Leasing
Soldiers Field                                  University Graduate School of Business                     Partners
Boston, MA 02163                                Administration since 1999; James R.
Age: 49                                         Williston Professor of Business
                                                Administration of Harvard University
                                                Graduate School of Business from 1997
                                                to 1999.



May 31, 2002, Mercury U.S. Small Cap Growth Fund


OFFICERS AND DIRECTORS (CONCLUDED)

INDEPENDENT DIRECTORS (CONCLUDED)

                                                                                              Number of
                                                                                            Portfolios in  Other
                          Position(s)  Length                                                Fund Complex  Directorships
                          Held         of Time                                               Overseen by   Held by
Name, Address & Age       with Fund    Served*  Principal Occupation(s) During Past 5 Years    Director    Director
Karen P. Robards          Director     1998 to  President, Robards & Company.                  16 Funds    Enable Medical
Robards & Company                      present                                               8 Portfolios  Corp. and
173 Riverside Drive                                                                                        AtriCure, Inc.
New York, NY 10024
Age: 51


*The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



FUND OFFICERS


                          Position(s)  Length
                          Held         of Time
Name, Address & Age       with Fund    Served*    Principal Occupation(s) During Past 5 Years
Donald C. Burke           Vice         1998 to    First Vice President of FAM and MLIM since 1997 and the Treasurer
P.O. Box 9011             President    present    thereof since 1999; Senior Vice President and Treasurer of Princeton
Princeton, NJ 08543-9011  and          and        Services since 1999; Vice President of FAMD since 1999; Vice President
Age: 41                   Treasurer    1999 to    of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since
                                       present    1990.


Peter John Gibbs          Senior Vice  1998 to    Chairman and Chief Executive Officer of Merrill Lynch International
33 King William Street    President    present    since 1998; Director of Mercury Asset Management International Channel
London, EC4R 9AS                                  Islands Ltd. since 1997.
England
Age: 43


Susan B. Baker            Secretary    2002 to    Director (Legal Advisory) of the Manager since 1999; Vice President
P.O. Box 9011                          present    of the Manager from 1993 to 1999; attorney associated with the Manager
Princeton, NJ 08543-9011                          since 1987.
Age: 44


*Officers of the Fund serve at the pleasure of the Board of Directors.



Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
888-763-2260



May 31, 2002, Mercury U.S. Small Cap Growth Fund